Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$16,042,721	$20,446,295
Financial assets at fair value through other comprehensive income	10,526,144	19,835,665
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	94,042,271	132,616,447
Receivables	28,942,147	36,047,680
Refundable deposits	2,310,961	2,358,549
Other financial assets	14,386,131	28,863,470

Total	$166,250,375	$240,168,106

	As of December 31,
Financial Liabilities	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities at fair value through profit or loss	$2,326	$2,380,599
Financial liabilities measured at amortized cost
Short-term loans	11,057,132	1,924,124
Payables	31,188,794	37,657,300
Guarantee deposits (current portion included)	235,992	14,369,769
Bonds payable (current portion included)	18,690,384	40,536,658
Long-term loans (current portion included)	33,066,106	36,624,907
Lease liabilities	5,576,864	5,068,754
Other financial liabilities	20,746,624	20,966,209

Total	$120,564,222	$159,528,320

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity
The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2020
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$11,240,785	$—	$—	$—	$11,240,785
Payables	31,008,010	—	—	—	31,008,010
Guarantee deposits	793	163,618	—	71,581	235,992
Bonds payable	2,374,587	8,484,393	8,563,021	—	19,422,001
Long-term loans	25,885,932	5,889,382	2,424,965	—	34,200,279
Lease liabilities	695,790	1,280,476	1,102,021	3,354,217	6,432,504
Other financial liabilities	—	17,120,418	4,280,333	—	21,400,751

Total	$71,205,897	$32,938,287	$16,370,340	$3,425,798	$123,940,322

Derivative financial liabilities
Forward exchange contracts
Gross settlement
Inflow	$393,442	$—	$—	$—	$393,442
Outflow	(395,768)	—	—	—	(395,768)

Net	$(2,326)	$—	$—	$—	$(2,326)

	As of December 31, 2021
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$1,939,109	$—	$—	$—	$1,939,109
Payables	37,455,640	—	—	—	37,455,640
Guarantee deposits	108,740	3,432,749	—	10,828,280	14,369,769
Bonds payable (Note)	8,612,255	8,869,431	10,656,506	4,178,008	32,316,200
Long-term loans	21,084,795	2,543,611	11,021,076	5,976,645	40,626,127
Lease liabilities	688,613	1,198,528	1,050,786	2,841,010	5,778,937
Other financial liabilities	12,738,246	8,492,466	—	—	21,230,712

Total	$82,627,398	$24,536,785	$22,728,368	$23,823,943	$153,716,494

Details of Forward Exchange Contracts	The details of forward exchange contracts entered into by UMC are summarized as follows:
As of December
 31, 2020

Type	Notional Amount	Contract Period

Forward exchange contracts	Sell USD 82 million	December 11, 2020-February 5, 2021
As of December
 31, 2021
None.

Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy
Reconciliation for fair value measurement in Level 3 fair value hierarchy were as follows:

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$2,880,688	$3,279,294	$2,011,025	$104,708	$8,275,715	$1,130,430	$175,494	$1,305,924
Recognized in profit (loss)	589,664	180,523	19,611	39,648	829,446	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	167,197	(5,349)	161,848
Acquisition	547,932	294,251	340,323	303,456	1,485,962	—	—	—
Disposal	(308,041)	(374,112)	—	(227,223)	(909,376)	—	—	—
Return of capital	(1,903)	—	—	—	(1,903)	—	—	—
Transfer out of Level 3	(428,188)	—	—	—	(428,188)	—	—	—
Exchange effect	(38,674)	(100,953)	(56,943)	(4,259)	(200,829)	—	—	—

As of December 31, 2020	$3,241,478	$3,279,003	$2,314,016	$216,330	$9,050,827	$1,297,627	$170,145	$1,467,772

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
As of January 1, 2021	$3,241,478	$3,279,003	$2,314,016	$216,330	$9,050,827	$1,297,627	$170,145	$1,467,772
Recognized in profit (loss)	278,951	(818,848)	1,061,793	(6,895)	515,001	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	1,053,976	(18,286)	1,035,690
Acquisition	695,146	829,751	201,649	111,094	1,837,640	—	—	—
Disposal	(447,915)	(660,904)	—	(83,814)	(1,192,633)	—	—	—
Return of capital	(252)	—	(69,084)	—	(69,336)	—	—	—
Transfer out of Level 3	(161,564)	—	—	—	(161,564)	—	—	—
Exchange effect	(21,518)	(48,756)	(43,722)	(1,779)	(115,775)	—	—	—

As of December 31, 2021	$3,584,326	$2,580,246	$3,464,652	$234,936	$9,864,160	$2,351,603	$151,859	$2,503,462

Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities

Financial liabilities at fair value through profit or loss
Derivatives
NT$ (In Thousands)

As of January 1, 2021	$—
Recognized in profit (loss)	360,494
Issuance	2,020,105

As of December 31, 2021	$2,380,599

Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy
Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy were as follows:

As of December 31, 2020

Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0%- 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.	A

change

of

5
%

in

the
discount

for

lack

of
marketability of the aforementioned fair
values

of

unlisted

stocks
could decrease/increase the Company’s profit (loss) for the year ended December 31, 2020 by NT$
283
 million and NT$
231
million, respectively, and decrease/increase the Company’s other comprehensive income
(loss)

for

the

year

ended December 31, 2020 by NT$
106
million.

As of December 31, 2021

Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0%-50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.	A

change

of

5%

in

the
discount for lack of marketability of the aforementioned fair values of

unlisted

stocks
could decrease/increase the Company’s profit (loss) for the year ended December 31, 2021 by NT$281 million and NT$242 million, respectively, and decrease/increase the Company’s other comprehensive income (loss)

for

the

year

					ended December 31, 2021 by NT$186 million.
Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	45.84%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2021 by NT$283 million and NT$278 million, respectively.

Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value

a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$1,049,334	$2,384	$164,916	$1,216,634
Financial assets at fair value through profit or loss, noncurrent	5,546,320	393,856	8,885,911	14,826,087
Financial assets at fair value through other comprehensive income, noncurrent	9,058,372	—	1,467,772	10,526,144
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	2,326	—	2,326

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)

Financial assets:
Financial assets at fair value through profit or loss, current	$761,320	$—	$183,701	$945,021
Financial assets at fair value through profit or loss, noncurrent	9,323,064	497,751	9,680,459	19,501,274
Financial assets at fair value through other comprehensive income, current	8,482,334	—	—	8,482,334
Financial assets at fair value through other comprehensive income, noncurrent	8,849,869	—	2,503,462	11,353,331
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	—	2,380,599	2,380,599

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value
The fair values of the Company’s short-term financial instruments including cash and cash equivalents, receivables, refundable deposits, other financial assets, short-term loans, payables and guarantee deposits approximate their carrying amount due to their maturities within one year.

As of December 31, 2020
Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)

Bonds payables (current portion included)	$18,861,597	$18,861,597	$—	$—	$18,690,384
Long-term loans (current portion included)	33,066,106	—	33,066,106	—	33,066,106

As of December 31, 2021
Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)

Bonds payables (current portion included)	$41,947,014	$31,442,469	$10,504,545	$—	$40,536,658
Long-term loans (current portion included)	36,624,907	—	36,624,907	—	36,624,907